Risks and Uncertainties	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

NOTE 15 — RISKS AND UNCERTAINTIES

The Company maintains at a financial institution cash and cash equivalents which may periodically exceed federally insured limits. It is the opinion of management that the solvency of the financial institution is not of particular concern currently. As such, management believes the Company is not exposed to any significant credit risk related to cash and cash equivalents.

The coronavirus pandemic could materially and adversely impact the Company’s future revenues, along with impacting the Company’s customers and suppliers in the future. At this time, the impact on future operations of the Company cannot be predicted due to the uncertainty in any future operational disruptions due to the coronavirus pandemic and potential related restrictions.

NOTE 15 — RISKS AND UNCERTAINTIES

The Company maintains at a financial institution cash and cash equivalents which may periodically exceed federally insured limits. It is the opinion of management that the solvency of the financial institution is not of particular concern currently. As such, management believes the Company is not exposed to any significant credit risk related to cash and cash equivalents.

The coronavirus pandemic could materially and adversely impact the Company’s future revenues, along with impacting the Company’s customers and suppliers in the future. At this time, the impact on future operations of the Company cannot be predicted due to the uncertainty in any future operational disruptions due to the coronavirus pandemic and potential related restrictions.